SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details)	9 Months Ended
Dec. 31, 2020 USD ($) shares
Offering costs including underwriting, legal, accounting and other expenses incurred through the Initial Public Offering	$ 13,273,096
Unrecognized tax benefits	0
Amount accrued for interest and penalties	0
Cash, FDIC insured amount	$ 250,000
Dilutive securities | shares	0
Class A ordinary shares | Redeemable warrants
Exclusion of shares in the calculation of diluted income (loss) per share | shares	18,100,000